Shareholders' Equity (Equity-Based Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total stock-based compensation expenses	$ 23,612	$ 21,159	$ 21,054
Cost Of Revenues [Member]
Total stock-based compensation expenses	4,156	2,922	2,634
Research And Development, Net [Member]
Total stock-based compensation expenses	2,840	2,966	3,650
Selling And Marketing [Member]
Total stock-based compensation expenses	7,981	7,490	5,920
General And Administrative [Member]
Total stock-based compensation expenses	$ 8,635	$ 7,781	$ 8,850